ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,	As of June 30,
	2023	2024
		(unaudited)
Accounts receivable, gross	$2,972	$2,917
Less: Allowance for expected credit losses	(2,953)	(2,883)
Accounts receivable, net	$19	$34

Schedule of allowance for expected credit losses

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Beginning of year	$2,890	$2,953
Addition	102	—
Reverse	(244)	(3)
Write off	133	—
Exchange rate adjustment	(15)	(67)
End of period	$2,866	$2,883